CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Payments to suppliers and employees	$ (19,215,938)	$ (15,954,550)	$ (12,112,577)
Receipts from third-parties	183,159	0	0
Interest paid	(120,313)	(49,488)	(45,541)
Interest received	546,029	139,644	24,041
Net cash flows used in operating activities	(18,607,063)	(15,864,394)	(12,134,077)
Investing activities
Purchase of property, plant and equipment	(5,018,093)	(2,077,794)	(889,988)
Proceeds from sale of property, plant and equipment	2,040,083	0	0
Purchase of exploration and evaluation assets	(3,051,559)	(627,792)	(1,926,479)
Blacksand option prepayments	(500,000)	(3,000,000)	0
Purchase of financial assets	0	0	(250,000)
Net cash flows used in investing activities	(6,529,569)	(5,705,586)	(3,066,467)
Financing activities
Proceeds from issue of shares	48,331,724	29,921,945	19,865,225
Share issue costs	(1,315,725)	(1,511,182)	(430,805)
Proceeds from borrowings	0	0	38,682
Repayment of borrowings	(5,970)	(5,594)	(2,225)
Payment of principal portion of lease liabilities	(417,866)	(512,660)	(78,778)
Net cash flows from financing activities	46,592,163	27,892,509	19,392,099
Net increase in cash and cash equivalents	21,455,531	6,322,529	4,191,555
Net foreign exchange differences	(236,116)	(57,139)	(216,908)
Cash and cash equivalents at beginning of the year	11,937,941	5,672,551	1,697,904
Cash and cash equivalents at the end of the year	$ 33,157,356	$ 11,937,941	$ 5,672,551